Segmental analysis Capital expenditure (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
PPE and other intangible assets, net	£ 43,651		£ 40,752
Additions to PPE and non-current intangible assets	2,040	£ 1,892
Depreciation and amortisation expense	791	762
Operating segments [member] | UK Electricity Transmission [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	13,247		13,028
Additions to PPE and non-current intangible assets	462	515
Depreciation and amortisation expense	242	226
Operating segments [member] | UK Gas Transmission [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	4,345		4,280
Additions to PPE and non-current intangible assets	153	157
Depreciation and amortisation expense	92	94
Operating segments [member] | US Regulated [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	23,395		20,953
Additions to PPE and non-current intangible assets	1,177	1,095
Depreciation and amortisation expense	346	328
Unallocated amounts [member] | NG Ventures And Other [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	2,664		2,491
Additions to PPE and non-current intangible assets	248	125
Depreciation and amortisation expense	111	114
Unallocated amounts [member] | NG Ventures [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	1,518		1,454
Additions to PPE and non-current intangible assets	136	72
Depreciation and amortisation expense	64	68
Unallocated amounts [member] | UK Property Development [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	60			£ 52
Additions to PPE and non-current intangible assets	11	5
Depreciation and amortisation expense	1	0
Country of domicile [member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	19,094		18,772
Additions to PPE and non-current intangible assets	782	751
Depreciation and amortisation expense	399	393
Foreign countries [member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	24,557		21,980
Additions to PPE and non-current intangible assets	1,258	1,141
Depreciation and amortisation expense	392	369
Property, plant and equipment [member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	42,661		39,853
Additions to PPE and non-current intangible assets	1,900	1,820
Depreciation and amortisation expense	710	689
Intangible Assets [Member]
Disclosure of operating segments [line items]
PPE and other intangible assets, net	990		£ 899
Additions to PPE and non-current intangible assets	140	72
Depreciation and amortisation expense	£ 81	£ 73